Finance Income and Expenses (Tables)	12 Months Ended
Mar. 31, 2023
Borrowing costs [abstract]
Summary of Finance Income and Expenses

	JPY (millions) For the Year Ended March 31
	2021	2022	2023
Finance Income:
Interest income
Interest income from financial assets measured at amortized cost	¥1,117	¥3,880	¥4,187
Interest income from financial assets measured at fair value through P&L	660	700	1,318
Interest income on sublease	4	11	3
Total interest income	1,781	4,591	5,508
Dividend income
Dividend income from financial assets measured at fair value through OCI and disposed of during the period	252	8	6
Dividend income from financial assets measured at fair value through OCI and held at end of the period	120	164	267
Total dividend income	372	172	273
Gain on derivative financial assets – Foreign exchange hedge	81,744	—	4,476
Gain on derivative financial assets – Warrants	10,246	—	15,896
Gain on derivative financial assets – Virtual power purchase agreement	—	—	6,843
Remeasurement to fair value of pre-existing interest in an acquiree	—	8,482	22,416
Other	11,378	10,455	7,501
Total	¥105,521	¥23,700	¥62,913

Finance Expenses:
Interest expense
Interest expense on financial debt	¥118,682	¥108,498	¥100,393
Interest expense on lease liabilities	12,124	13,934	16,580
Total interest expense	130,806	122,432	116,973
Loss on derivative financial assets – Foreign exchange hedge	—	2,112	—
Loss on derivative financial assets – Warrants	—	20,483	—
Loss on derivative financial assets – Virtual power purchase agreement	—	—	6,843
Loss on foreign currency exchange, net	97,319	1,791	14,205
Hyperinflation effect expense	—	3,698	12,256
Other	20,506	16,091	19,421
Total	¥248,631	¥166,607	¥169,698